Other Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Other Related Party Transactions	Other Related Party Transactions
The Company's investment management operation, PPM, provides investment services to certain Prudential affiliated entities. The Company recognized $33 million, $28 million, and $37 million of revenue during the years ended December 31, 2022, 2021 and 2020, associated with these investment services. This revenue is included in fee income in the accompanying Consolidated Income Statements.
The investments in the segregated account related to the coinsurance agreement with Athene are subject to an investment management agreement between Jackson and Apollo Insurance Solutions Group LP (“Apollo”), which merged with Athene in 2022. Apollo management fees, which are calculated and paid monthly in arrears, are paid directly from the funds withheld account, administered by Athene. These payments were $83 million, $104 million, and $60 million during the years ended December 31, 2022, 2021 and 2020, associated with these services.